LOSS PER SHARE (Schedule of Basic Loss Per Share) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Number of shares and loss, Weighted number of shares	[1]	28,158,779	25,754,297	25,753,411
Number of shares and loss, Loss attributable to equity holders of the Company		$ (23,374)	$ (18,112)	$ (20,758)
Warrants [Member]
Statement Line Items [Line Items]
Convertible instruments of number of ordinary shares		137,977
Options [Member]
Statement Line Items [Line Items]
Number of ordinary shares		4,030,702

[1]	To compute diluted loss per share, potential ordinary shares, (detailed below), have not been taken into account due to their anti-dilutive effect: 137,977 warrants 4,030,702 options to employees under share-based payment plans